STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME [Abstract]
Net (loss) income	$ (10,536)	$ 3,949	$ (22,901)	$ 21,804
Unrealized gain (loss) from hedging financial instruments
Unrealized income (loss) on interest rate swaps, net	1,808	(125)	786	(3,196)
Comprehensive (loss) income	(8,728)	3,824	(22,115)	18,608
Less: comprehensive loss (income) attributable to the non-controlling interest	983	(374)	1,433	(751)
Comprehensive (loss) income attributable to Tsakos Energy Navigation Limited	$ (7,745)	$ 3,450	$ (20,682)	$ 17,857